Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2018	2017	2016
Income before taxes on income:
Domestic	$195,491	$245,680	$234,643
Foreign	41,831	39,166	44,558
	$237,322	$284,846	$279,201

Schedule Of Taxes On Income

	Year ended December 31,
	2018	2017	2016
Current taxes:
Domestic	$17,805	$24,070	$44,095
Foreign	7,672	12,070	14,454
	25,477	36,140	58,549
Adjustment for previous years:
Domestic	(1,287)	(2,481)	(18,630)
Foreign	(1,266)	(1,849)	8
	(2,553)	(4,330)	(18,622)
Deferred income taxes:
Domestic	5,387	12,700	4,605
Foreign (*)	(1,866)	11,075	1,085
	3,521	23,775	5,690
Total taxes on income	$26,445	$55,585	$45,617

Total:
Domestic	$21,905	$34,289	$30,070
Foreign	4,540	21,296	15,547
Total taxes on income	$26,445	$55,585	$45,617

Schedule Of Uncertain Tax Positions	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017
Balance at the beginning of the year	$55,087	$46,847
Additions related to interest and currency translation	(1,241)	5,455
Additions based on tax positions taken during a prior period	4,625	2,708
Reductions related to tax positions taken during a prior period	119	(4,278)
Reductions related to settlement of tax matters	(1,294)	(5,589)
Additions based on tax positions taken during the current period (*)	3,157	10,489
Reductions related to a lapse of applicable statute of limitation	(509)	(545)
Balance at the end of the year	$59,944	$55,087

Schedule Of Deferred Income Taxes	Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31,
	2018	2017
Deferred tax assets:
Reserves and allowances	$52,691	$25,127
Inventory allowances	—	—
Property, plant and equipment	465	(2,324)
Other assets	47,354	22,194
Net operating loss carry-forwards	63,945	13,687
	164,455	58,684

Valuation allowance	(121,651)	(7,326)
Net deferred tax assets	42,804	51,358

Deferred tax liabilities:
Intangible assets	(2,640)	(2,591)
Property, plant and equipment	(10,132)	(10,661)
Reserves and allowances	(10,110)	(4,774)
	(22,882)	(18,026)
Net deferred tax assets(*)	$19,922	$33,332

Schedule Of Effective Income Tax Rate Reconciliation	Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2018	2017	2016
Income before taxes as reported in the consolidated statements of income	$237,322	$284,846	$279,201
Statutory tax rate	23.0%	24.0%	25.0%
Theoretical tax expense	$54,584	$68,363	$69,800
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(17,132)	(15,749)	(16,072)
Tax adjustment in respect of different tax rates for foreign subsidiaries	687	2,946	3,597
Changes in carry-forward losses and valuation allowances	927	4,135	5,290
Taxes resulting from non-deductible expenses	2,159	1,634	3,144
Difference in basis of measurement for financial reporting and tax return purposes	(13,775)	(3,257)	135
Taxes in respect of prior years (See D above)	(2,553)	(4,330)	(18,622)
Other differences, net	1,548	1,843	(1,655)
Actual tax expenses	$26,445	$55,585	$45,617
Effective tax rate	11.14%	19.51%	16.34%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic and diluted	$0.40	$0.37	$0.38